Reverse Stock Split	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Reverse Stock Split [Abstract]
Reverse Stock Split
3	Reverse Stock Split

The Company’s shareholders authorized, and the Board of Directors approved for a 1-for-100 Reverse Stock Split, which became effective on October 21, 2024. Any fractional shares that would have otherwise resulted from the Reverse Stock Split were rounded up to the nearest whole share.

Every 100 shares of issued and outstanding Common Stock has been consolidated into one share, without affecting the par value. In addition, (i) a proportionate adjustment has been made to the number of outstanding warrants, per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock as per the terms and conditions of the respective warrant agreements, and (ii) the number of shares reserved for issuance pursuant to the Company’s equity incentive plans was also reduced proportionately.

4	Reverse Stock Split

The Company’s shareholders authorized, and the Board of Directors approved for a 1-for-100 Reverse Stock Split, which became effective on October 21, 2024. Any fractional shares that would have otherwise resulted from the Reverse Stock Split were rounded up to the nearest whole share. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this Reverse Stock Split and adjustment of the stock conversion ratios.

Every 100 shares of issued and outstanding Common Stock has been consolidated into one share, without affecting the par value. In addition, (i) a proportionate adjustment has been made to the number of outstanding warrants, per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock as per the terms and conditions of the respective warrant agreements, and (ii) the number of shares reserved for issuance pursuant to the Company’s equity incentive plans will also be reduced proportionately.